Consolidated Balance Sheets Detail - Additional Information (Detail) - USD ($)	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Long-Lived Assets to be Abandoned [Line Items]
Inventory write-down	$ 150,000,000	$ 36,000,000	$ 95,000,000
Loss on sale, disposal and abandonment of long-lived assets	171,000,000	195,000,000	169,000,000
Impairment of long-lived assets	501,000,000	0	0
Abandonment and impairment of long lived asset, Costs	62,000,000	592,000,000	49,000,000
Abandonment and impairment of long lived assets, Accumulated amortization	55,000,000	456,000,000	15,000,000
Abandonment and impairment of long lived assets	7,000,000	136,000,000	34,000,000
Impairment of goodwill	$ 57,000,000	0	0
Other accrued liabilities greater than five percent of current liabilities	0
Product warranty accrual, preexisting, increase (decrease)	$ (29,000,000)	$ (85,000,000)	$ (23,000,000)
Product warranty accrual preexisting increase decrease, per share	$ 0.06	$ 0.16
Finite-Lived Intangible Assets [Member]
Long-Lived Assets to be Abandoned [Line Items]
Impairment of long-lived assets	$ 501,000,000